Stock-Based Compensation (Summary of Fair Value Determination Assumptions) (Details) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate (%)	2.12%	1.34%
Expected volatility (%)	64.30%	64.60%
Expected life in years	7	6